Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

a)	On January 11, 2016, the Company issued 15,000,000 common shares at $0.01 per share for total cash proceeds of $150,000, which was recorded as common stock subscribed as at December 31, 2015.

b)	On January 15, 2016, the Company issued 2,068,965 common shares upon the conversion of $12,000 of convertible notes payable.

c)	On February 4, 2016, the Company entered into a subscription agreement for the issuance of 5,000,000 common shares at $0.01 per share for gross proceeds of $50,000.

d)	On February 12, 2016, the Company issued 1,000,000 common shares upon the conversion of $5,300 of convertible notes payable.

e)	On February 19, 2016, the Company issued 2,298,850 common shares upon the conversion of $12,000 of convertible notes payable.

f)	On February 25, 2016, the Company issued 1,100,000 common shares upon the conversion of $5,544 of convertible notes payable.

g)	On March 2, 2016, the Company issued 2,686,968 common shares upon the conversion of $12,000 of convertible notes payable.

h)	On March 3, 2016, the Company issued 1,400,000 common shares upon the conversion of $6,636 of convertible notes payable.

i)	On March 10, 2016, the Company issued 1,800,000 common shares upon the conversion of $8,316 of convertible notes payable.

j)	On April 5, 2016, the Company issued 2,500,000 common shares upon the conversion of $10,650 of convertible notes payable.

k)	On April 26, 2016, the Company issued 3,029,556 common shares upon the conversion of $10,000 of convertible notes payable and $2,300 of accrued interest.